Loans and Allowance for Loan Losses - Impaired Loan Portfolio (Q2) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Impaired [Line Items]
Impaired loans with a valuation allowance, Related Allowance	$ 354	$ 461
Total impaired loans, Recorded Investment	3,232	2,657
Total impaired loans, Unpaid Principal Balance	3,390	2,826
Total impaired loans, Average Recorded Investment	2,963	2,005
Total impaired loans, Interest Income Recognized	51	129
Non PCI Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without a valuation allowance, Recorded Investment	2,471	1,427	$ 1,851
Impaired loans without a valuation allowance, Unpaid Principal Balance	2,512	1,462	1,879
Impaired loans without a valuation allowance, Average Recorded Investment	1,979	1,277	4,659
Impaired loans without a valuation allowance, Interest Income Recognized	30	63	180
Impaired loans with a valuation allowance, Recorded Investment	734	1,214	164
Impaired loans with a valuation allowance, Unpaid Principal Balance	751	1,241	243
Impaired loans with a valuation allowance, Related Allowance	335	445	4
Impaired loans with a valuation allowance, Average Recorded Investment	979	725	306
Impaired loans with a valuation allowance, Interest Income Recognized	18	50	70
Total impaired loans, Recorded Investment			2,015
Total impaired loans, Unpaid Principal Balance			2,122
Total impaired loans, Average Recorded Investment			4,965
Total impaired loans, Interest Income Recognized			250
Non PCI Loans [Member] | Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without a valuation allowance, Recorded Investment	1,034	424	119
Impaired loans without a valuation allowance, Unpaid Principal Balance	1,043	454	119
Impaired loans without a valuation allowance, Average Recorded Investment	670	204	1,311
Impaired loans without a valuation allowance, Interest Income Recognized	15	44	73
Impaired loans with a valuation allowance, Recorded Investment	0	23	0
Impaired loans with a valuation allowance, Unpaid Principal Balance	0	23	0
Impaired loans with a valuation allowance, Related Allowance	0	5	0
Impaired loans with a valuation allowance, Average Recorded Investment	8	5	0
Impaired loans with a valuation allowance, Interest Income Recognized	0	1	0
Non PCI Loans [Member] | Consumer Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without a valuation allowance, Recorded Investment	793	415	821
Impaired loans without a valuation allowance, Unpaid Principal Balance	823	420	849
Impaired loans without a valuation allowance, Average Recorded Investment	699	401	2,334
Impaired loans without a valuation allowance, Interest Income Recognized	12	16	100
Impaired loans with a valuation allowance, Recorded Investment	203	1,007	0
Impaired loans with a valuation allowance, Unpaid Principal Balance	216	1,033	0
Impaired loans with a valuation allowance, Related Allowance	37	256	0
Impaired loans with a valuation allowance, Average Recorded Investment	642	601	0
Impaired loans with a valuation allowance, Interest Income Recognized	11	38	0
Non PCI Loans [Member] | Construction and Land Development [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without a valuation allowance, Recorded Investment	547	547	865
Impaired loans without a valuation allowance, Unpaid Principal Balance	547	547	865
Impaired loans without a valuation allowance, Average Recorded Investment	547	628	967
Impaired loans without a valuation allowance, Interest Income Recognized	0	0	3
Impaired loans with a valuation allowance, Recorded Investment	0	0	0
Impaired loans with a valuation allowance, Unpaid Principal Balance	0	0	0
Impaired loans with a valuation allowance, Related Allowance	0	0	0
Impaired loans with a valuation allowance, Average Recorded Investment	0	0	0
Impaired loans with a valuation allowance, Interest Income Recognized	0	0	0
Non PCI Loans [Member] | Commercial and Industrial [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without a valuation allowance, Recorded Investment	81	41	46
Impaired loans without a valuation allowance, Unpaid Principal Balance	83	41	46
Impaired loans without a valuation allowance, Average Recorded Investment	58	44	47
Impaired loans without a valuation allowance, Interest Income Recognized	3	3	4
Impaired loans with a valuation allowance, Recorded Investment	438	172	164
Impaired loans with a valuation allowance, Unpaid Principal Balance	440	172	243
Impaired loans with a valuation allowance, Related Allowance	222	172	4
Impaired loans with a valuation allowance, Average Recorded Investment	257	117	306
Impaired loans with a valuation allowance, Interest Income Recognized	5	10	70
Non PCI Loans [Member] | Consumer and Other [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without a valuation allowance, Recorded Investment	16	0	0
Impaired loans without a valuation allowance, Unpaid Principal Balance	16	0	0
Impaired loans without a valuation allowance, Average Recorded Investment	5	0	0
Impaired loans without a valuation allowance, Interest Income Recognized	0	0	0
Impaired loans with a valuation allowance, Recorded Investment	93	12	0
Impaired loans with a valuation allowance, Unpaid Principal Balance	95	13	0
Impaired loans with a valuation allowance, Related Allowance	76	12	0
Impaired loans with a valuation allowance, Average Recorded Investment	72	2	0
Impaired loans with a valuation allowance, Interest Income Recognized	2	1	$ 0
Purchased Credit Impaired Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with a valuation allowance, Recorded Investment		16
Impaired loans with a valuation allowance, Unpaid Principal Balance		123
Impaired loans with a valuation allowance, Related Allowance		16
Impaired loans with a valuation allowance, Average Recorded Investment		3
Impaired loans with a valuation allowance, Interest Income Recognized		16
Purchased Credit Impaired Loans [Member] | Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with a valuation allowance, Related Allowance	19	16
Total impaired loans, Recorded Investment	27	16
Total impaired loans, Unpaid Principal Balance	127	123
Total impaired loans, Average Recorded Investment	5	3
Total impaired loans, Interest Income Recognized	$ 3	$ 16